CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net income	$ 199,223	$ 196,346	$ 185,904
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	184,092	182,026	173,230
Stock-based compensation	153,030	101,667	80,864
Accrued severance pay, net	597	1,323	(1,964)
Amortization of premium and discount and accrued interest on marketable securities	11,867	(633)	(53)
Deferred taxes, net	(39,316)	(33,241)	(12,208)
Changes in operating assets and liabilities:
Trade receivables, net	(85,778)	22,245	(29,863)
Prepaid expenses and other current assets	(79,624)	(80,665)	(76,180)
Trade payables	(389)	4,094	777
Accrued expenses and other liabilities	64,179	14,875	31,730
Operating lease right-of-use assets	15,075	18,167	19,104
Deferred revenues	30,770	63,202	13,810
Operating lease liabilities	(18,011)	(19,569)	(18,839)
Amortization of discount on long-term debt	14,469	13,297	9,236
Loss in respect of debt extinguishment	13,969	0	0
Other	(2,337)	(2,828)	(1,390)
Net cash provided by operating activities	461,816	480,306	374,158
Cash flows from investing activities:
Purchase of property and equipment	(24,771)	(24,186)	(27,293)
Purchase of investments	(322,129)	(583,115)	(619,060)
Proceeds from investments	270,645	328,593	362,713
Payments for business acquisitions, net of cash acquired	(142,804)	(147,261)	(25,972)
Capitalization of internal use software costs	(42,440)	(39,098)	(34,679)
Net cash used in investing activities	(261,499)	(465,067)	(344,291)
Cash flows from financing activities:
Proceeds from issuance of shares upon exercise of options	4,426	8,865	5,428
Purchase of treasury shares	(73,180)	(48,272)	(47,276)
Dividends paid to non-controlling interest	(1,754)	0	0
Capital lease payments	0	(177)	(816)
Purchase of subsidiaries shares from non-controlling interest	(14,000)	0	0
Proceeds from issuance of exchangeable senior notes, net	0	451,421	0
Repayment of debt	(177,308)	(215,000)	0
Net cash provided by (used in) financing activities	(261,816)	196,837	(42,664)
Effect of exchange rate changes on cash	(2,112)	1,868	(979)
Net change in cash and cash equivalents	(63,611)	213,944	(13,776)
Cash and cash equivalents at the beginning of the year	442,267	228,323	242,099
Cash and cash equivalents at the end of the year	378,656	442,267	228,323
Cash paid during the year for:
Income taxes	97,258	83,251	65,200
Interest	688	7,829	11,493
Non-cash activities:
Increase in accrued expenses and other liabilities with respect to purchase of treasury shares	4	112	35
Debt	$ 292,940	$ 0	$ 0